Investment in associated companies - Statement of Operations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 541	$ 712	$ 1,059	$ 1,388
Net operating (loss)/income	(175)	(613)	(4,482)	(295)
Net (loss)/income	(602)	(3,881)	(4,659)	(1,219)
Share in results from associated companies (net of tax)	$ (90)	$ 149	$ (77)	$ (115)
Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Ownership percentage			18.00%
Share in results from associated companies (net of tax)			$ (75)
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%	50.00%
Net (loss)/income allocated to ownership interests	$ 44	$ 46	$ 38	$ 57
Amortization of basis differences	(20)	0	(18)	(28)
Share in results from associated companies (net of tax)	$ 24	$ 46	$ 20	$ 29
SeaMex
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%	50.00%
Net (loss)/income allocated to ownership interests	$ 2	$ 4	$ (6)	$ 9
Amortization of basis differences	(14)	0	(16)	(28)
Share in results from associated companies (net of tax)	$ (12)	$ 4	$ (22)	$ (19)
Sonadrill
Schedule of Equity Method Investments [Line Items]
Ownership percentage	0.00%	0.00%	50.00%	50.00%
Net (loss)/income allocated to ownership interests	$ 0	$ 0	$ (2)	$ (1)
Share in results from associated companies (net of tax)	$ 0	$ 0	$ (2)	$ (1)
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership percentage	0.00%	0.00%	50.00%	50.00%	50.00%
Net (loss)/income allocated to ownership interests	$ 0	$ 0	$ 2	$ 0
Share in results from associated companies (net of tax)	0	0	2	0
Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Operating revenues	426	612		750
Net operating (loss)/income	100	257		51
Net (loss)/income	(127)	201		(187)
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Operating revenues	232	241	360	434
Net operating (loss)/income	124	125	103	198
Net (loss)/income	88	92	75	113
SeaMex
Schedule of Equity Method Investments [Line Items]
Operating revenues	118	121	234	232
Net operating (loss)/income	40	40	49	70
Net (loss)/income	4	7	(13)	18
Sonadrill
Schedule of Equity Method Investments [Line Items]
Operating revenues	0	0	56	22
Net operating (loss)/income	0	0	(2)	(1)
Net (loss)/income	0	0	(5)	(2)
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Operating revenues	0	0	44	0
Net operating (loss)/income	0	0	6	0
Net (loss)/income	0	0	4	0
Seadrill Partners - Direct ownership investments | Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Net (loss)/income allocated to ownership interests	(59)	77		(92)
Amortization of basis differences	(23)	0		(15)
Share in results from associated companies (net of tax)	(82)	77	$ (75)	(107)
Seadrill Partners - Subordinated Units | Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Ownership percentage			100.00%
Net (loss)/income allocated to ownership interests	(15)	22		(17)
Amortization of basis differences	(5)	0		0
Share in results from associated companies (net of tax)	$ (20)	$ 22	$ 0	$ (17)